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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28- 10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ John E. Runnells              Summit, New Jersey  November 12, 2004
   -------------------------------    ------------------  -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          20
                                        --------------------

Form 13F Information Table Value Total:       $161,170
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Allscripts Health Solutions COM            01988P108  4,071    452,300    SH          SOLE          N/A     452,300

Am. Med. Systems            COM            02744M108 12,509    344,877    SH          SOLE          N/A     344,877

Cardiodynamics              COM            141597104  1,300    282,500    SH          SOLE          N/A     282,500

Exact Sciences              COM            30063P105  2,181    671,050    SH          SOLE          N/A     671,050

Guidant                     COM            401698105 19,397    293,721    SH          SOLE          N/A     293,721

Johnson & Johnson           COM            478160104  5,613     99,638    SH          SOLE          N/A      99,638

Kyphon                      COM            510577100 61,423   2,478,740   SH          SOLE          N/A    2,478,740

Lifecell                    COM            531927101 10,244   1,024,400   SH          SOLE          N/A    1,024,400

Lifecore Biomedical         COM            532187101  7,347   1,049,500   SH          SOLE          N/A    1,049,500

McKesson                    COM            58155Q103    884      34,474   SH          SOLE          N/A       34,474

Micro Therapeutics          COM            59500W100  8,974   2,111,435   SH          SOLE          N/A    2,111,435

NMT Medical                 COM            629294109    622     159,400   SH          SOLE          N/A      159,400

Nortel Networks             COM            656568102    204      60,000   SH          SOLE          N/A       60,000

Orthologic                  COM            68750J107    141      20,000   SH          SOLE          N/A       20,000

Possis Medical Inc.         COM            737407106    853      54,500   SH          SOLE          N/A       54,500

Stereotaxis                 COM            85916J102    701      72,000   SH          SOLE          N/A       72,000

Urologix Inc.               COM            917273104    789     124,800   SH          SOLE          N/A      124,800

Ventana Med.                COM            92276H106 12,257     243,000   SH          SOLE          N/A      243,000

Wright Med.                 COM            98235T107  6,826     271,723   SH          SOLE          N/A      271,723

Zix Corp.                   COM            98974P100  4,837   1,056,010   SH          SOLE          N/A    1,056,010


[Repeat as necessary]